Operating Lease (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 13, 2018	Jun. 04, 2018
Operating Leases (Textual)
Operating lease liabilities	$ 25,000	$ 100,000
Salary or rent not payable			$ 100,000	$ 100,000
April 5, 2019 [Member]
Operating Leases (Textual)
Lease term	5 years	5 years
Interest rate on unpaid amount	18.00%
Operating lease base rent	$ 45,000	$ 45,000
May 2014 [Member]
Operating Leases (Textual)
Annual payments for lease payments	$ 11,830	$ 11,830
Lease term	5 years	5 years
March 3, 2017 [Member]
Operating Leases (Textual)
Lease term	10 years	10 years
Interest rate on unpaid amount	18.00%	18.00%
Operating lease base rent	$ 8,333	$ 8,333
Long-term accrued liability	$ 250,000	$ 200,000